Restatement (Details) - Schedule of impact on the consolidated statements of financial position $ in Thousands	Jun. 30, 2020 USD ($)
As previously reported [Member]
Restatement (Details) - Schedule of impact on the consolidated statements of financial position [Line Items]
Non-current liabilities
Additional paid in capital	147,708
Accumulated deficit	(154,315)
Total equity	6,595
As restated [Member]
Restatement (Details) - Schedule of impact on the consolidated statements of financial position [Line Items]
Non-current liabilities	1,000
Additional paid in capital	146,015
Accumulated deficit	(153,622)
Total equity	5,595
Adjustments [Member]
Restatement (Details) - Schedule of impact on the consolidated statements of financial position [Line Items]
Non-current liabilities	1,000
Additional paid in capital	(1,693)
Accumulated deficit	693
Total equity	$ (1,000)